Intangible assets, net - Amortization expenses on intangible assets allocated to expense items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible assets, net
Total amortization expenses	$ 5,738	$ 7,604
Impairment loss	0	0
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfGoodsAndServicesSold
Intangible assets, net
Total amortization expenses	650	3,335
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Intangible assets, net
Total amortization expenses	4,284	3,735
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Intangible assets, net
Total amortization expenses	$ 804	$ 534